Cover	Jun. 16, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 16, 2026
Entity File Number	333-284934
Entity Registrant Name	REVIUM Rx.
Entity Central Index Key	0001839140
Entity Tax Identification Number	84-4516676
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	Azrieli Business Center 89, Medinat Hayehudim Street
Entity Address, City or Town	Herzliya
Entity Address, Country	IL
Entity Address, Postal Zip Code	10017
City Area Code	1 800
Local Phone Number	519-1687
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false